Debt - Long term (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Feb. 28, 2023	Dec. 31, 2022
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	$ 1,618,800,000			$ 1,191,100,000
Principal Outstanding	1,690,000,000			1,132,800,000
Deferred finance charges	(40,500,000)			(6,400,000)
Debt discount	(30,700,000)			0
Effective Interest Rate adjustments on PPL and Seatrium Delivery Financing Facilities	0			19,800,000
2028 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	950,000,000.0			0
Principal		$ 1,025,000,000.000
2030 Notes
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	490,000,000.0			0
$250m Convertible Bonds
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	250,000,000.0			0
Principal	250,000,000		$ 250,000,000
PPL Delivery Financing
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			609,600,000
Back-end fee, long-term	0			26,000,000.0
Seatrium Delivery Financing
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			259,200,000
Back-end fee, long-term	0			13,500,000
Hayfin Facility
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			134,000,000.0
Back-end fee, long-term	0			2,800,000
New DNB Facility
Long-term Debt, Current Maturities [Abstract]
Carrying Value Long-Term Debt	0			130,000,000.0
Back-end fee, long-term	$ 0			2,600,000
Principal				$ 150,000,000